INVENTORIES, NET	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 5 － INVENTORIES, NET

	As of
	December 31, 2024	June 30, 2025
Inventories kept at warehouse	$1,736,280	$1,898,436
Inventories at showroom	484,236	532,455
	2,220,516	2,430,891
Less: allowance for obsolete inventories	(973,838)	(809,670)
Goods in transit	6,785,411	8,992,074
Total	$8,032,089	$10,613,295

For the six months ended June 30, 2024 and 2025, the Company made an allowance and (reversal) for obsolete inventories of $120,699 and $(164,167), respectively.

HOMESTOLIFE LTD AND SUBSIDIARIES

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED AND COMBINED FINANCIAL STATEMENTS

(Currency expressed in United States Dollars (“US$”), except for number of shares)